Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Archived images	Brand names	Total
	US$’000	US$’000	US$’000
CARRYING AMOUNT
As of January 1, 2023	500	92,542	93,042
Acquisition of subsidiaries (note 36)	—	25,752	25,752
Amortization for the year	—	(9)	(9)
Exchange realignment	(1)	(106)	(107)
As of December 31, 2023	499	118,179	118,678
Amortization for the year	—	(9)	(9)
Exchange realignment	3	709	712
As of December 31, 2024	502	118,879	119,381
Amortization for the year	—	(9)	(9)
Exchange realignment	(1)	(272)	(273)
As of December 31, 2025	501	118,598	119,099